Financial Risk Management - Foreign Exchange Risk (Details) $ in Millions	4 Months Ended	12 Months Ended
	Oct. 25, 2018	Jun. 30, 2018 USD ($) USD_per_PGK R / $	Jun. 30, 2017 USD ($) USD_per_PGK R / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged (as a percent)		15.00%
Foreign exchange risk exposure term		2 years
Closing rate | R / $		13.81	13.11
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		10.00%
Currency risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		10.00%
Currency risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		20.00%
Currency risk | Borrowings | South Africa, Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		$ 370	$ 140
Reasonably possible increase in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		$ 37	$ 14
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Decrease by 10%, impact on earnings		$ (37)	$ (14)
Closing rate | R / $		13.81	13.11
Currency risk | Derivative financial instruments | South Africa, Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		$ (10)	$ 34
Reasonably possible increase in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		$ 48	$ 40
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Decrease by 10%, impact on earnings		$ (45)	$ (34)
Closing rate | R / $		13.81	13.11
Adjustment To Foreign Exchange Risk Exposure Limit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged (as a percent)	25.00%
Foreign exchange risk exposure term	2 years
Financial Asset | Currency risk | Papua New Guinea, Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		$ 2	$ 7
Reasonably possible increase in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		$ 0	$ 1
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Decrease by 10%, impact on earnings		$ 0	$ (1)
Closing rate | USD_per_PGK		0.30	0.32